Deferred income (Tables)	12 Months Ended
Dec. 31, 2022
Deferred income
Schedule of deferred income

	As of December 31
in 000€	2022	2021	2020
Deferred maintenance and license revenue	42,780	34,287	30,242
Deferred (project) fees	7,285	3,537	4,555
Deferred government grants	933	435	85
Total	50,998	38,259	34,882
current	41,721	33,307	29,554
non-current	9,277	4,952	5,328